Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other current assets [Abstract]
Schedule of Other Current Assets
	As at December 31
	2017	2016
	$ thousands
Advances to suppliers	673	141
Prepaid expenses	1,818	6,039
Derivative instruments	1,471	1,831
Government agencies	7,408	14,677
Contingent consideration (a)	18,004	-
Other receivables (b)	6,378	27,085
	35,752	49,773

(a)	This represents the contigent consideration receivable from ISQ as a part of the transaction described in Note 28.

(b)	As at December 31, 2016, this includes discontinued operations’ receivables of $16 million from insurance claims, transmission line sale, transaction costs and selective consumption tax on heavy fuel oil.